Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounts receivable less provision for credit losses (in Dollars)			$ 66,775
Common shares, par value (in Dollars per share)
Common shares, authorized	Unlimited	Unlimited	Unlimited
Common shares, issued	1,207,186	445,908
Common shares, outstanding	1,207,186	445,908
Previously Reported
Common shares, issued		445,908	166,370
Common shares, outstanding		445,908	166,370